Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Accounts receivable	202,737	254,510
Allowance for doubtful accounts	(16,587)	(13,246)
Accounts receivable, net	186,150	241,264

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2013	2014	2015
	RMB	RMB	RMB
Balance at the beginning of the year	9,903	12,655	16,587
Provision for doubtful accounts	5,303	3,932	4,991
Write-offs	(2,551)	—	(8,332)
Balance at the ending of the year	12,655	16,587	13,246

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
	Estimated useful life (Years)			Estimated residual value
Building	20	-	36		0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

Schedule of Depreciation [Table Text Block]
	2013	2014	2015
	RMB	RMB	RMB
Commission and fees under operating costs	4,988	5,508	2,056
Selling expenses	1,636	1,282	1,180
General and administrative expenses	24,629	21,445	15,147
Depreciation for the year	31,253	28,235	18,383

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Table Text Block]
				As of December 31, 2014
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name	Indefinite			24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(3,867)	—	5,031
Customer relationship	4.6	to	9.8	67,096	(48,012)	(5,760)	13,324
Non-compete agreement	3	to	6.25	69,485	(32,557)	(34,692)	2,236
Agency agreement and license	4.6	to	9.8	21,394	(14,789)	(581)	6,024
Software and system	5	to	10	5,999	(4,723)	—	1,276
				196,963	(103,948)	(61,417)	31,598
				As of December 31, 2015
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name	Indefinite			20,111	—	(16,404)	3,707
Trade name	9.4	to	10	8,898	(4,808)	—	4,090
Customer relationship	4.6	to	9.8	61,186	(51,264)	(2,953)	6,969
Non-compete agreement	3	to	6.25	69,075	(33,819)	(34,692)	564
Agency agreement and license	4.6	to	9.8	20,404	(15,949)	(77)	4,378
Software and system	5	to	10	5,680	(5,680)	—	—
				185,354	(111,520)	(54,126)	19,708

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,026,256	—	2,026,256	—
	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	688,900	—	688,900	—